Net Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2026
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Income Per Ordinary Share

The computation of basic and diluted net income per ordinary share is as follows:

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Basic:
Net loss from continuing operations - basic	(5,078)	(21,890)	(21,241)
Less: Net loss attributable to the noncontrolling interests - basic	-	-	451
Net loss attributable to owners of the Company from continuing operations - basic	(5,078)	(21,890)	(21,692)
Less: Distributed earnings to New Dragon (Note 19) - basic	826	2,141	2,174
Net loss attributable to ordinary shares of the Company from continuing operations - basic	(5,904)	(24,031)	(23,866)
Net loss from discontinued operations - basic	(506,993)	(437,012)	(1,838,945)
Less: Net loss attributable to the noncontrolling interests - basic	(222,401)	(262,939)	(1,673,429)
Net loss attributable to ordinary shares of the Company from discontinued operations - basic	(284,592)	(174,073)	(165,516)
Net loss attributable to ordinary shares of the Company - basic	(290,496)	(198,104)	(189,382)
Weighted average number of ordinary shares outstanding - basic	2,586,237	7,609,798	295,148,366
Basic net loss per class A ordinary share from continuing operations	(2.283)	(3.158)	(0.081)
Basic net loss per class A ordinary share from discontinued operations	(110.041)	(22.875)	(0.561)
Basic net loss per class A ordinary share	(112.324)	(26.033)	(0.642)

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Diluted:
Net loss from continuing operations - diluted	(5,078)	(21,890)	(21,241)
Less: Net loss attributable to the noncontrolling interests - diluted	-	-	451
Net loss attributable to owners of the Company from continuing operations - diluted	(5,078)	(21,890)	(21,692)
Less: Distributed earnings to New Dragon (Note 19) - diluted	826	2,141	2,174
Net loss attributable to ordinary shares of the Company from continuing operations - diluted	(5,904)	(24,031)	(23,866)
Net loss from discontinued operations - diluted	(506,993)	(437,012)	(1,838,945)
Less: Net loss attributable to the noncontrolling interests - diluted	(222,401)	(262,939)	(1,673,429)
Less: Net impact on the net income attributable to the Company’s shareholders arising from the share-based compensation schemes of AIFU	3,164	(1,309)	148,594
Net loss attributable to ordinary shares of the Company from discontinued operations - diluted	(287,756)	(172,764)	(314,110)
Net loss attributable to ordinary shares of the Company - diluted	(293,660)	(196,795)	(337,976)
Weighted average number of ordinary shares outstanding - diluted	2,586,237	7,609,798	295,148,366
Diluted net loss per class A ordinary share from continuing operations	(2.283)	(3.158)	(0.081)
Diluted net loss per class A ordinary share from discontinued operations	(111.264)	(22.703)	(1.064)
Diluted net loss per class A ordinary share	(113.547)	(25.861)	(1.145)